Condensed Consolidated Interim Statements of Cash Flows - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Apr. 21, 2016	Jun. 30, 2018	Jun. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
Operating activities
Net loss for the period		$ (760,698)	$ (2,240,518)	$ (14,625,790)	$ (8,069,402)
Adjustment for items not affecting cash:
Depreciation		17,595	24,552	89,026	79,868
Amortization of intangible assets		71,053	92,949	323,905	550,080
Interest expense		36,702	72,766	1,294,005	41,934
Share based compensation expense		595,412	251,048	1,540,580	844,162
Accretion expense		134,251	0	1,937,308	0
Fair value adjustment		44,087	0
Shares issued for services				0	157,788
Share premium				1,249,994	0
(Gain) loss on mark to market revaluation		(2,048,697)	0	376,674	0
Allowance for doubtful accounts		(19,694)	0	(19,694)	0
Adjustments, Noncash Items, to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities		(1,929,989)	(1,799,203)	(7,833,992)	(6,395,570)
Changes in non-cash working capital items:
Accounts receivable		(137,756)	248,977	190,867	(377,413)
Prepaid expenses and other receivables		(51,783)	55,996	(205,608)	20,525
Due from related parties		350	(635)	(166)	22,714
Inventories		81,648	(27,297)	(9,194)	(39,370)
Accounts payable		11,468	104,648	(60,098)	(375,572)
Accrued liabilities		(402,141)	(5,428)	304,048	18,674
Customer advances		0	108,300	(120,762)	35,075
Deferred revenue		7,117	7,985	24,043	98,624
Net cash (used in) operating activities		(2,421,086)	(1,306,657)	(7,710,862)	(6,992,313)
Investing activities
Acquisition of equipment		(7,844)	(15,600)	(21,567)	(170,790)
Net cash (used in) investing activities		(7,844)	(15,600)	(21,567)	(170,790)
Financing activities
Proceeds from convertible loans		2,934,298	500,000	7,111,375	2,000,000
Proceeds on exercise of warrants		0	1,125,038	1,125,038	40,195
Repayment of Demand notes principal		(50,000)	0	(208,359)	0
Repayment of Demand notes interest		(2,975)	0	(79,259)	0
Cash acquired on acquisition				0	266,635
Proceeds from the exercise of options				0	18,166
Repayment of Promissory notes principal				(200,000)	0
Repayment of Promissory notes interest				(49,505)	0
Proceeds from short term loan				400,000	0
Repayment of short term loan				(400,000)	0
Repayment of short term loan interest				(3,200)	0
Net cash provided by financing activities		2,881,323	1,625,038	7,696,090	2,324,996
Net increase (decrease) in cash and cash equivalents for the period		452,393	302,781	(36,339)	(4,838,107)
Cash and cash equivalents, beginning of period	$ 5,381,757	507,311	543,650	543,650	5,381,757
Cash and cash equivalents, end of period		$ 959,704	$ 846,431	$ 507,311	$ 543,650
Assets acquired and liabilities assumed at April 21, 2016:
Current assets, including cash of $266,635	478,843
Equipment	59,749
Intangible assets	5,580,704
Goodwill	22,308,275
Accounts payable	(241,299)
Accrued liabilities	(361,029)
Customer deposits	(86,487)
Demand notes payable	(324,894)
Promissory Notes payable	(217,808)
Bionik advance	(1,436,164)
Non-cash consideration	$ 25,759,890